GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill activity

Goodwill
Balances at December 31, 2023	$–
Goodwill pertaining to new Acquisitions	156,883
Balances at September 30, 2024	$156,883

Schedule of patents

	September 30, 2024	December 31, 2023
Patents	$904,269	$904,269
Less: accumulated amortization	(688,877)	(650,606)
Patents, net	$215,392	$253,663

Schedule of future expected amortization of patents

As of December 31,
2024	$51,028
2025	51,028
2026	51,028
2027	51,028
Thereafter	11,280
Total patents	$215,392